Cover Page - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42900
Entity Registrant Name	ELEMENTAL ROYALTY CORPORATION
Entity Address, Address Line One	10001 W. Titan Road
Entity Address, City or Town	Littleton
Entity Address, State or Province	CO
Entity Address, Country	US
Entity Address, Postal Zip Code	80125
City Area Code	604
Local Phone Number	688-6390
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	ELE
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Number of shares outstanding	63,829,995
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Auditor Firm ID	271
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Toronto, Canada
Document Financial Statement Error Correction	false
Entity Central Index Key	0002086771
Amendment Flag	false
Entity Incorporation, State or Country Code	Z4
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Share Capital
Entity Addresses [Line Items]
Number of shares outstanding	63,829,995	24,576,261	19,599,041
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	855
Local Phone Number	316-8944
Contact Personnel Name	CT Corporation System